Interest and Other Financing Expense (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Borrowing costs [abstract]
Long-term debt	$ 627	$ 610	$ 681
Lease liabilities	64	60	62
Total interest and other financing expense	691	670	743
Total interest income and other	(55)	(121)	(32)
Net interest and other financing expense	$ 636	$ 549	$ 711